Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) km	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 16, 2020 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities		$ 1,961	$ 2,181
Utilities Operating Expense, Depreciation and Amortization		881	903
Contractual Obligation, to be Paid, Year One		1,736
Contractual Obligation, to be Paid, Year Two		1,143
Utilities Operating Expense, Maintenance, Operations, and Other Costs and Expenses		1,419	1,464
Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization		236	231
Utilities Operating Expense, Maintenance, Operations, and Other Costs and Expenses		282	313
Regulated fuel adjustment mechanism
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities		$ 21	115
NSPI
Public Utilities, General Disclosures [Line Items]
Recovery Period		3 years
Regulatory Asset Recovery Assessments		As approved on December 6, 2019 as part of NSPI’s three-year Fuel Stability Plan, differences between actual fuel costs and fuel revenues recovered from customers for the years 2020 to 2022, will be recovered or returned to customers after 2022. The UARB’s decision to approve the Fuel Stability Plan directed that any annual non-fuel revenues above NSPI’s approved range of ROE are to be applied to the FAM.
NSPI | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Recovery Period		3 years
NSPI | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Recovery Period		3 years
Regulatory Liabilities		$ 145			$ 172
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes					23
Approved payment in period		135
Holdback payable		4
Phase-in Plan, Amount of Capitalized Costs Recovered		40	$ 35	$ 17
Contractual Obligation, to be Paid, Year One		164
Contractual Obligation, to be Paid, Year Two		$ 162
NSPI | Range, Minimum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		8.75%	8.75%
NSPI | Range, Maximum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.25%	9.25%
Regulated common equity component		40.00%	40.00%
NSPI | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Holdback payable		$ 10
Phase-in Plan, Amount of Capitalized Costs Recovered	$ 12
NSPI | Regulated fuel adjustment mechanism | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Regulatory Asset Recovery Assessments		The UARB’s decision to approve NSPI’s 2020-2022 fuel stability plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest. The majority of the reduced assessment was refunded to most customers through a reduction incorporated into their 2020 rates and the remaining customers received a one-time on bill credit in 2020. As at December 31, 2020, $40 million plus interest has been refunded to customers, with the remaining $12 million plus interest to be returned to customers subsequent to 2022.
NSPI | Public Utilities Act | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage		1.50%
Emera Newfoundland and Labrador Holdings Inc. | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Public Utilities, Equipment, Transmission and Distribution		$ 1,600
Length Of Pipeline | km		170
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes		$ 10
Utilities Operating Expense, Maintenance, Operations, and Other Costs and Expenses		$ 115
Interim cost assessment, holdback		The payments were subject to a holdback of $10 million pending UARB agreement that a minimum of $10 million in benefits from the Maritime Link are realized for NSPI customers. If the $10 million in benefits is realized, the UARB will direct NSPI to pay the $10 million to NSPML for that year. If not realized, then the UARB will direct NSPI to pay to NSPML only that portion that is realized and the balance will be refunded to customers through NSPI’s FAM.
Cash and Securities Segregated under Federal and Other Regulations					$ 23
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.25%
Regulated common equity component		30.00%
Emera Newfoundland and Labrador Holdings Inc. | Regulated fuel adjustment mechanism | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Holdback payable		$ 10
Emera Newfoundland and Labrador Holdings Inc. | Regulated fuel adjustment mechanism | Scenario Plan | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes			$ 52
Regulatory Asset Recovery Assessments		In response to the delayed timing of energy delivery from the Muskrat Falls project, which is being developed by Nalcor Energy, the approved Maritime Link interim assessment payments reflected a reduction in NSPML’s assessment in each of 2018 and 2019, related to depreciation and amortization expenses. NSPI refunded the reduced 2018 NSPML assessment to customers in 2018 and 2019, by providing a credit to customers of $17 million and $35 million, respectively. The UARB’s decision to approve NSPI’s 2020-2022 fuel stability plan outlined the treatment of the reduced 2019 NSPML assessment of $52 million plus interest. The majority of the reduced assessment was refunded to most customers through a reduction incorporated into their 2020 rates and the remaining customers received a one-time on bill credit in 2020.